Organization and Description of Business (Details)	6 Months Ended
	Dec. 31, 2018	Aug. 20, 2018
Organization and Description of Business (Textual)
Subsidiaries and variable interest entities, percentage	100.00%
China ACM [Member]
Organization and Description of Business (Textual)
Incorporate of percentage		100.00%